Credit risk - Schedule of Probability of Default Loans and Advances (Details)	Dec. 31, 2024
RMS 1–3 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.00%
RMS 1–3 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.80%
RMS 4–6 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.81%
RMS 4–6 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	4.50%
RMS 7–9 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	4.51%
RMS 7–9 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	14.00%
RMS 10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	14.01%
RMS 10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	20.00%
RMS 11–13 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	20.01%
RMS 11–13 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	99.99%
RMS 14
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	100.00%
CMS 1–5 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.00%
CMS 1–5 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.10%
CMS 6–10 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.101%
CMS 6–10 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.50%
CMS 11–14 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	0.501%
CMS 11–14 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	3.00%
CMS 15–18 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	3.001%
CMS 15–18 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	20.00%
CMS 19 | Bottom of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	20.001%
CMS 19 | Top of range
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	99.999%
CMS 20–23
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default rate	100.00%